Employee Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2017
Employee Benefit Obligations
Schedule of employee benefit obligations

	December 31,
($ in millions)	2017	2016

Underfunded defined benefit pension liabilities	$945	$963
Less: Current portion	(27)	(25)
Long-term defined benefit pension liabilities	918	938
Long-term retiree medical liabilities	196	208
Deferred compensation plans	275	272
Other	74	79
	$1,463	$1,497

Components of net periodic benefit cost

	Years Ended December 31,
	2017				2016			2015
($ in millions)	U.S.		Foreign	Total	U.S.	Foreign	Total	U.S.	Foreign	Total

Ball-sponsored plans:
Service cost	$49		$17	$66	$58	$14	$72	$52	$15	$67
Interest cost	124		92	216	96	58	154	57	18	75
Expected return on plan assets	(126)		(110)	(236)	(106)	(70)	(176)	(79)	(20)	(99)
Amortization of prior service cost	2		—	2	(1)	—	(1)	(1)	—	(1)
Recognized net actuarial loss	34		5	39	32	6	38	39	9	48
Curtailment and settlement losses including special termination benefits	47	(a)	(1)	46	—	80	80	5	—	5
Net periodic benefit cost for Ball sponsored plans	130		3	133	79	88	167	73	22	95

Net periodic benefit cost for multi-employer plans	2		—	2	2	—	2	1	—	1
Total net periodic benefit cost	$132		$3	$135	$81	$88	$169	$74	$22	$96

In 2017, the company recorded a $47 million loss of which $44 million is related to the purchase of non-participating group annuity contracts, as well as lump sum settlements for certain U.S. plans; see below for further discussion. The company recorded an additional $3 million for plant shut-down benefits in 2017. Included in 2016 is a curtailment charge of $80 million related to the sale of the Divestment Business. The expense in both years is included in business consolidation  and other activities.

Schedule of amounts recognized in accumulated other comprehensive (earnings) loss, including other post employment benefits

	December 31,
	2017			2016
($ in millions)	U.S.	Foreign	Total	U.S.	Foreign	Total

Net actuarial (loss) gain	$(611)	$36	$(575)	$(585)	$(272)	$(857)
Net prior service (cost) credit	(1)	—	(1)	(11)	—	(11)
Tax effect and currency exchange rates	224	(10)	214	232	46	278
	$(388)	$26	$(362)	$(364)	$(226)	$(590)

Defined Benefit Pension Plans
Employee Benefit Obligations
Schedule of amounts recognized in the consolidated balance sheets

	December 31,
	2017			2016
($ in millions)	U.S.	Foreign	Total	U.S.	Foreign	Total

Long-term pension asset	$—	$504	$504	$—	$147	$147
Defined benefit pension liabilities (a)	(641)	(304)	(945)	(679)	(284)	(963)
	$(641)	$200	$(441)	$(679)	$(137)	$(816)
(a)

Included is an unfunded, non-qualified U.S. plan obligation  of $34 million at December 31, 2017, that has been annuitized with a corresponding asset of $34 million ($3 million in other current assets and $31 million in other assets). At December 31, 2016, the unfunded non-qualified U.S. plan obligation of $33 million was annuitized with a corresponding asset of $33 million recorded in other assets.

Summary of information for plans with an accumulated benefit obligation in excess of plan assets

	December 31,
	2017			2016
($ in millions)	U.S.	Foreign	Total	U.S.	Foreign	Total

Projected benefit obligation	$3,061	$389	$3,450	$3,186	$326	$3,512
Accumulated benefit obligation	2,996	385	3,381	3,130	322	3,452
Fair value of plan assets (a)	2,420	85	2,505	2,507	43	2,550
(a)	The German, Swedish and certain U.S. plans are unfunded and, therefore, there is no fair value of plan assets associated with these plans.

Schedule of target asset allocations established

	U.S.
	Legacy Ball		Legacy Rexam		Canada	Ireland	U.K.

Cash and cash equivalents	0-10%		0-10%		—%	—%	50-80	%(c)
Equity securities	10-75	%(a)	10-25	%(d)	5%	39-47%	5-30%
Fixed income securities	25-70	%(b)	75-90%		95%	42-52%	50-80	%(c)
Alternative investments	0-35%		—%		—%	9-11%	0-20%

(a)

Equity securities may consist of: (1) up to 25 percent large cap equities, (2) up to 10 percent mid cap equities, (3) up to 10 percent small cap equities, (4) up to 35 percent foreign equities and (5) up to 35 percent special equities. Holdings in Ball Corporation common stock or Ball bonds cannot exceed 5 percent of the trust’s assets.

(b)	Debt securities may include up to 10 percent non-investment grade bonds, up to 10 percent bank loans and up to 15 percent international bonds.
(c)	The combined target allocation for fixed income securities and cash and cash equivalents is 50 to 80 percent.
(d)	Equity securities may consist of: (1) up to 20 percent domestic equities, (2) up to 10 percent international equities, and (3) up to 10 percent private equities.

Schedule of actual weighted average asset allocations

	2017	2016
Cash and cash equivalents	2%	6%
Equity securities	17%	18%
Fixed income securities	74%	68%
Alternative investments	7%	8%
	100%	100%

Defined Benefit Pension Plans | U.S.
Employee Benefit Obligations
Summary of fair value measurement levels assigned to the plan assets

	December 31, 2017
($ in millions)	Level 1	Level 2	Total

U.S. pension assets, at fair value (includes U.S. Rexam assets):
Cash and cash equivalents	$1	$124	$125
Corporate equity securities:
Consumer discretionary	54	—	54
Financials	47	—	47
Healthcare	45	—	45
Industrials	81	—	81
Information technology	97	—	97
Other	74	—	74
U.S. government and agency securities:
FHLMC mortgage backed securities	—	35	35
FNMA mortgage backed securities	—	69	69
Municipal bonds	—	61	61
Treasury bonds	54	—	54
Other	—	15	15
Corporate bonds and notes:
Communications	—	86	86
Consumer discretionary	—	83	83
Consumer staples	—	64	64
Financials	—	329	329
Healthcare	—	136	136
Industrials	—	137	137
Information technology	—	87	87
Oil and gas	—	122	122
Private placement	—	128	128
Utilities	—	128	128
Other	—	70	70
Commingled funds	22	80	102
Total level 1 and level 2	$475	$1,754	2,229
Other investments measured at net asset value (a)			191
Total assets			$2,420
(a)

Certain investments measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified within the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the change in plan assets reconciliation.

	December 31, 2016
($ in millions)	Level 1	Level 2	Total

U.S. pension assets, at fair value (includes U.S. Rexam assets):
Cash and cash equivalents	$—	$185	$185
Corporate equity securities:
Consumer discretionary	53	—	53
Financials	43	—	43
Healthcare	27	—	27
Industrials	47	—	47
Information technology	66	—	66
Other	39	—	39
U.S. government and agency securities:
FHLMC mortgage backed securities	—	17	17
FNMA mortgage backed securities	—	64	64
Municipal bonds	—	49	49
Treasury bonds	85	—	85
Other	8	18	26
Corporate bonds and notes:
Communications	—	58	58
Consumer discretionary	—	57	57
Consumer staples	—	64	64
Financials	—	280	280
Healthcare	—	98	98
Industrials	—	115	115
Information technology	—	84	84
Oil and gas	—	122	122
Private placement	—	76	76
Utilities	—	139	139
Other	—	71	71
Commingled funds
International	17	—	17
Total level 1 and level 2	$385	$1,497	1,882
Other investments measured at net asset value (a)			625
Total assets			$2,507
(a)

Certain investments measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented within this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the change in plan assets reconciliation.

Defined Benefit Pension Plans | North America
Employee Benefit Obligations
Summary of weighted average assumptions used to determine benefit obligations

	U.S.			Canada
	2017 (a)	2016 (a)	2015	2017		2016		2015
Discount rate	3.72%	4.26%	4.60%	2.80%		3.50%		3.50%
Rate of compensation increase	4.15%	4.14%	4.80%	N/A	(b)	N/A	(b)	3.00%
(a)	In 2017 and 2016, the weighted average assumptions for U.S. pension plans include pension plans assumed as part of the Rexam acquisition.
(b)	The Canadian plans are frozen.

Summary of weighted average assumptions used to determine net periodic benefit cost

	U.S.			Canada
	2017 (a)	2016 (a)	2015	2017	2016	2015
Discount rate	4.27%	4.60%	4.15%	3.50%	3.50%	3.50%
Rate of compensation increase	4.14%	4.98%	4.80%	N/A (b)	N/A (b)	3.00%
Expected long-term rate of return on assets	5.50%	6.88%	7.25%	4.00%	4.00%	4.00%
(a)	In 2017 and 2016, the weighted average assumptions for U.S. pension plans include pension plans assumed as part of the Rexam acquisition.
(b)	The Canadian plans are frozen.

Defined Benefit Pension Plans | U.K.
Employee Benefit Obligations
Summary of fair value measurement levels assigned to the plan assets

	December 31,
($ in millions)	2017	2016

U.K. pension assets, at fair value:
Cash and cash equivalents	$43	$279
U.K. government bonds	2,184	1,538
Other	14	31
Total level 1	2,241	1,848
Other investments measured at net asset value (a)	1,306	1,374
Total assets	$3,547	$3,222

Certain investments measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified within the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the change in plan assets reconciliation.

Defined Benefit Pension Plans | Europe
Employee Benefit Obligations
Summary of weighted average assumptions used to determine benefit obligations

	U.K.			Germany
	2017 (a)	2016 (a)	2015	2017 (a)	2016 (a)	2015
Discount rate	2.55%	2.70%	3.75%	1.68%	1.54%	2.25%
Rate of compensation increase	4.41%	4.30%	3.00%	2.50%	2.50%	2.50%
Pension increase	3.41%	3.30%	3.15%	1.50%	1.50%	1.75%
(a)

In 2017 and 2016, the U.K. weighted average assumptions are for the acquired Rexam plan only, and the German assumptions include pension plans assumed as part of the Rexam acquisition and one legacy Ball plan.

Summary of weighted average assumptions used to determine net periodic benefit cost

	U.K.			Germany
	2017 (a)	2016 (a)	2015	2017 (a)	2016 (a)	2015
Discount rate	2.70%	2.90%	3.75%	1.52%	1.29%	1.75%
Rate of compensation increase	4.30%	3.80%	3.00%	2.50%	2.00%	2.50%
Pension increase	3.41%	2.80%	3.15%	1.50%	1.50%	1.75%
Expected long-term rate of return on assets	3.20%	3.40%	6.50%	N/A	N/A	N/A
(a)

In 2017 and 2016, the U.K. assumption is for the acquired Rexam plan only, and the German weighted average assumptions include pension plans assumed as part of the Rexam acquisition and one legacy Ball plan.

The discount and compensation increase rates used above to determine the December 31, 2017, benefit obligations will be used to determine net periodic benefit cost for 2018. A reduction of the expected return on pension assets assumption by one quarter of a percentage point would result in an approximate $15 million increase in 2018 pension expense, while a quarter of a percentage point reduction in the discount rate applied to the pension liability would result in an estimated reduction of pension expense of approximately $3 million in 2018.

Other post retirement benefits
Employee Benefit Obligations
Components of net periodic benefit cost

	Years Ended December 31,
($ in millions)	2017	2016	2015

Service cost	$1	$3	$2
Interest cost	9	8	6
Amortization of prior service cost	(1)	(1)	(1)
Recognized net actuarial loss (gain)	(5)	(3)	(2)
Special termination benefits	2	—	2
Net periodic benefit cost	$6	$7	$7

Analysis of change in benefit accruals

($ in millions)	2017	2016

Change in benefit obligation:
Benefit obligation at prior year end	$232	$135
Service cost	1	3
Interest cost	9	8
Benefits paid	(22)	(16)
Net actuarial (gain) loss	6	(18)
Business acquisition	—	120
Special termination benefits	2	—
Plan amendments	(9)	—
Effect of exchange rates and other	1	—
Benefit obligation at year end	$220	$232
Less current portion	(24)	(24)
Long-term retiree medical liabilities	$196	$208

Summary of weighted average assumptions used to determine benefit obligations

	U.S.			Canada
	2017	2016 (a)	2015	2017	2016	2015
Discount rate	3.64%	4.16%	4.60%	3.25%	3.50%	3.50%
Rate of compensation increase (b)	4.50%	4.50%	N/A	N/A	N/A	N/A
(a)	In 2017 and 2016, the weighted average assumptions for U.S. other postretirement benefit plans include plans assumed as part of the Rexam acquisition.
(b)	In 2017 and 2016, the rate of compensation increase is not applicable for certain U.S. other postretirement benefit plans.

Summary of weighted average assumptions used to determine net periodic benefit cost

	U.S.			Canada
	2017	2016 (a)	2015	2017	2016	2015
Discount rate	4.16%	4.04%	4.15%	3.50%	3.50%	3.50%
Rate of compensation increase (b)	4.50%	4.50%	N/A	N/A	N/A	N/A
(a)	In 2017 and 2016, the weighted average assumptions for U.S. other postretirement benefit plans include plans assumed as part of the Rexam acquisition.
(b)	In 2017 and 2016, the rate of compensation increase is not applicable for certain U.S. other postretirement benefit plans.